BETTER 10K - CONVERTIBLE PREFERRED STOCK - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions	2 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Class of Warrant or Right [Line Items]
Preferred stock conversion price multiplier, period one				1.25
Preferred stock conversion price multiplier, period two				1.5
Capital contribution receivable, percent of return on investment	25.00%
Convertible preferred stock warrants | $		$ 2,830		$ 3,096	$ 31,997
Loss (gain) on warrants | $		(266)	$ (20,411)	(28,901)	32,790
Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants exercised (in shares) | shares	1.4
Stock issued upon exercise of warrants (in shares) | shares	1.1
Convertible preferred stock warrants | $		2,800		3,100	32,000
Loss (gain) on warrants | $		$ (300)	$ (20,400)	$ (28,900)	$ 32,800
Preferred Stock Warrant, Tranche One
Class of Warrant or Right [Line Items]
Number of shares of common stock to be issued (in shares) | shares	1.2
Exercise price of warrants (in dollars per share)	$ 3.42
Preferred Stock Warrant, Tranche Two
Class of Warrant or Right [Line Items]
Number of shares of common stock to be issued (in shares) | shares	0.8
Exercise price of warrants (in dollars per share)	$ 1.81
Preferred Stock Warrant, Tranche Three
Class of Warrant or Right [Line Items]
Number of shares of common stock to be issued (in shares) | shares	1.5
Exercise price of warrants (in dollars per share)	$ 3.42
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				$ 1.00
Series A-1 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				1.00
Series B Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				2.00
Series B-1 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				2.00
Series C Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				3.42
Series C-1 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				3.42
Series C-7 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				3.42
Series C-2 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				2.46
Series C-5 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				2.46
Series C-3 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				2.74
Series C-6 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				2.74
Series C-4 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				2.39
Series D Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				16.93
Series D-1 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				16.93
Series D-2 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				8.72
Series D-4 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				14.39
Series D-5 Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock conversion price (in dollars per share)				$ 14.39
Company Investors
Class of Warrant or Right [Line Items]
Consideration | $	$ 496,900
Sale of stock, price (in dollars per share)	$ 24.47
Company Investors | Series A Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	0.6
Company Investors | Series A-1 Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	7.5
Company Investors | Series B Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	0.4
Company Investors | Series B-1 Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	2.0
Company Investors | Series C Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	1.1
Company Investors | Series C-1 Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	1.8
Company Investors | Series C-2 Preferred Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	0.7
Company Investors | Class B ordinary shares
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	5.6
Company Investors | Common O Stock
Class of Warrant or Right [Line Items]
Stock issued (in shares) | shares	0.5